LEASES - Sale Type Leases Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Sales-type lease income	$ 308,000,000	$ 279,000,000	$ 127,000,000
Expected credit loss provision (Note 28)	(22,000,000)	(83,000,000)	163,000,000
TGNH
Lessee, Lease, Description [Line Items]
Expected credit loss provision (Note 28)	(23,000,000)	(73,000,000)	149,000,000
Mexico Natural Gas Pipelines
Lessee, Lease, Description [Line Items]
Sales-type lease income	308,000,000	279,000,000	$ 127,000,000
Mexico Natural Gas Pipelines | TGNH
Lessee, Lease, Description [Line Items]
Sales-type lease, aggregate investment	$ 0	$ 407,000,000